Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	1.25%
Expected future increase in salaries	1.50%	1.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.60%	7.84%
Expected future increase in salaries	12.20%	11.50%